Transaction Expenses - Schedule of Transaction Expenses (Details) - BRL (R$) R$ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule of Transaction Expenses [Abstract]
Processing fees		R$ (120,502)	R$ (103,927)	R$ (252,122)	R$ (225,689)
Third-party fraud prevention services	[1]	(22,946)	(19,425)	(37,366)	(49,284)
PicPay card issuance expenses		(39,611)	(27,198)	(75,420)	(51,398)
Chargeback		(5,420)	711	(7,547)	(6,085)
Operating losses	[2]	(4,861)	(8,241)	(7,325)	(10,140)
Total		R$ (193,339)	R$ (158,080)	R$ (379,779)	R$ (342,596)

[1]	Verification and processing expenses incurred as a result of user transactions, such as identity verification and biometric identification services, among others.
[2]	Amounts related to expenses generated by events of fraud from financial transactions processed by acquirers and card issuers and/or operating errors.